[Lincoln Letterhead]


DATE: May 2, 2003

                                                           VIA EDGAR TRANSMISION

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

RE: Lincoln Life Variable Annuity Account N
    Registration No.333-036316

Commissioners:

The above listed Registrant is filing pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. We certify that the final form of the Prospectus and Statement of Additional Information for the above referenced account, otherwise required to be filed under paragraph (c) of Rule 497, does not differ from the most recent post-effective amendment to the registration statement filed electronically on Form N-4 with the Commission on April 22, 2003.

If there are any questions regarding this filing, please contact me at (260) 455-1586.

Sincerely,

/S/ Mansur Rasul

Mansur Rasul
Investment Analyst
Lincoln Retirement